Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of expense by nature

				2023
	Cost of sales (i/ii)	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,327,680)	-	-	(1,327,680)
Third-party services	(436,743)	(20,275)	(73,380)	(530,398)
Depreciation and amortization	(295,510)	(2,800)	(83)	(298,393)
Employee benefit expenses	(203,835)	(53,442)	(13,786)	(271,063)
Others	(12,989)	(50,431)	(12,417)	(75,837)
Total	(2,276,757)	(126,948)	(99,666)	(2,503,371)

				2022
	Cost of sales	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,463,472)	-	-	(1,463,472)
Third-party services	(449,373)	(30,878)	(65,041)	(545,292)
Depreciation and amortization	(282,968)	(4,064)	(37)	(287,069)
Employee benefit expenses	(182,609)	(58,909)	(18,030)	(259,548)
Others	(16,758)	(51,692)	(15,754)	(84,204)
Total	(2,395,180)	(145,543)	(98,862)	(2,639,585)

				2021
	Cost of sales	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,188,365)	(1,363)	-	(1,189,728)
Third-party services	(381,721)	(32,400)	(52,950)	(467,071)
Depreciation and amortization	(254,414)	(4,262)	(35)	(258,711)
Employee benefit expenses	(149,560)	(55,867)	(17,688)	(223,115)
Others	(14,959)	(39,911)	(14,370)	(69,240)
Total	(1,989,019)	(133,803)	(85,043)	(2,207,865)

(i) As of December 31, 2023, the Company recognized USD 12,455 in Cost of sales related to idle-capacity costs: (a) USD 6,191 in the first quarter in Cerro Lindo, due to the suspension of the mine for almost two weeks caused by unusually heavy rainfall levels and overflowing rivers originated by cyclone Yaku; (b) USD 3,065 in June and July in Atacocha, due to the Unit’s temporary suspension caused by illegal protest activities undertaken by communities (December 31, 2022 was USD 2,197); and, (iii) USD 3,199 in November due to unplanned maintenance in Cajamarquilla. Idle capacity costs are calculated considering the significant reduction in the level of production due to unusual events.

(ii) Cost of sales of 2023 includes: (i) a reversal of USD 54,906, including depreciation of USD 14,785 (USD 52,215, including depreciation of USD 16,377 as of December 31, 2022) related to the net realizable value provision of Aripuanã’s inventory, for both its ore stockpile and its produced concentrates, as explained in note 18; and, (ii) USD 77,639, including depreciation of USD 22,024 (USD 15,681, including depreciation of USD 5,911 as of December 31, 2022) related to the idleness of the Aripuanã mine and plant capacity incurred during the ramp-up phase.
The Company started to generate revenues in Aripuanã in November of 2022, and before this event idle capacity were recorded within other income and expenses, net.